Consolidated and Combined Carve-Out Statements of Changes in Partners' Capital / Owners' and Dropdown Predecessor Equity (USD $) In Thousands, unless otherwise specified		Total	Dropdown Predecessor Equity	Common Units		Subordinated Units		General Partner		Accumulated Other Comprehensive Income (loss)	Total before Non- controlling interest	Non- controlling Interest
Partners' Capital, Including Portion Attributable to Noncontrolling Interest at Dec. 31, 2011		$ 298,033	$ 208,069	$ 30,163		$ 369		$ 1,537		$ (5,039)	$ 235,099	$ 62,934
Increase (Decrease) in Partners' Capital [Roll Forward]
Net Income (Loss)	[1]	127,141	28,015	53,998		31,655		2,750		0	116,418	10,723
Movement in invested equity		53,572	53,572	0		0		0		0	53,572	0
Non-controlling interest dividend		(1,799)	0	0		0		0		0	0	(1,799)
Other comprehensive income (loss)		(3,950)	0	0		0		0		(3,950)	(3,950)	0
Dividends		(77,588)	0	(47,725)		(28,311)		(1,552)		0	(77,588)	0
Net proceeds from issuance of common units		401,851	0	393,814		0		8,037		0	401,851	0
Elimination of equity not transferred to the Partnership		9,046	9,046	0		0		0		0	9,046	0
Purchase of NR Satu from Golar (note 25(k))		(387,993)	(387,993)	0		0		0		0	(387,993)	0
Allocation of Dropdown Predecessor equity - NR Satu (note 25(k))		0	132,321	(129,671)		0		(2,650)		0	0	0
Purchase of Golar Grand from Golar (note 25(k))		(176,769)	(176,769)	0		0		0		0	(176,769)	0
Allocation of Dropdown Predecessor equity - Golar Grand (note 25(k))		0	133,739	(131,064)		0		(2,675)		0	0	0
Partners' Capital, Including Portion Attributable to Noncontrolling Interest at Dec. 31, 2012		241,544	0	169,515		3,713		5,447		(8,989)	169,686	71,858
Increase (Decrease) in Partners' Capital [Roll Forward]
Net Income (Loss)		150,819	0	91,576	[1]	35,924	[1]	13,796	[1]	0	141,296	9,523
Non-controlling interest dividend		(10,604)	0	0		0		0		0	0	(10,604)
Other comprehensive income (loss)		6,595	0	0		0		0		6,595	6,595	0
Dividends	[2]	(119,875)	0	(81,096)		(32,737)		(6,042)		0	(119,875)	0
Net proceeds from issuance of common units		280,586	0	274,974		0		5,612		0	280,586	0
Contribution to equity	[3]	21,062	0	20,641		0		421		0	21,062	0
Partners' Capital, Including Portion Attributable to Noncontrolling Interest at Dec. 31, 2013		570,127	0	475,610		6,900		19,234		(2,394)	499,350	70,777
Increase (Decrease) in Partners' Capital [Roll Forward]
Net Income (Loss)		184,735	0	111,351	[1]	38,895	[1]	23,908	[1]	0	174,154	10,581
Non-controlling interest dividend		(13,740)	0	0		0		0		0	0	(13,740)
Other comprehensive income (loss)		308	0	0		0		0		308	308	0
Dividends	[2]	(140,142)	0	(96,577)		(33,732)		(9,833)		0	(140,142)	0
Contribution to equity	[3]	451	0	440		0		11		0	451	0
Partners' Capital, Including Portion Attributable to Noncontrolling Interest at Dec. 31, 2014		$ 601,739	$ 0	$ 490,824		$ 12,063		$ 33,320		$ (2,086)	$ 534,121	$ 67,618

[1]	The post acquisition net income in 2012 relating to the NR Satu (from July 19, 2012 to December 31, 2012) and the Golar Grand (from November 8, 2012 to December 31, 2012) included within net income amounted to $11.5 million and $4.8 million, respectively.
[2]	This includes cash distributions to IDR holders for the year ended December 31, 2014 and 2013 of $5.6 million and $3.7 million, respectively.
[3]	In June 2013, the Golar Winter and the Golar Grand were refinanced. We made a cash payment of $251.0 million to the lessors to terminate the respective lease financing arrangements (including the associated Golar Winter currency swap of $25.3 million) and to acquire the legal title of both these vessels. The transaction to acquire the legal title of the vessels was between controlled entities, thus, the vessels continue to be recorded at their historical book values and the difference between the cash payment made and the carrying value of the vessels is an equity contribution. The contribution recognized was $21.1 million.